Schedule H, Line 4i - Schedule of Assets (Details) - EBP 27-1560715 001 [Member]	Dec. 31, 2025 USD ($)
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 30,762,028
EBP, Asset Held for Investment	$ 31,433,964